Capital resources (Tables)	12 Months Ended
Dec. 31, 2019
Capital resources
Schedule of regulatory capital

	PRA transitional basis
	2019	2018
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	43,547	45,736
Preference shares - equity	(496)	(496)
Other equity instruments	(4,058)	(4,058)
	38,993	41,182

Regulatory adjustments and deductions
Own credit	(118)	(405)
Defined benefit pension fund adjustment	(474)	(394)
Cash flow hedging reserve	(35)	191
Deferred tax assets	(757)	(740)
Prudential valuation adjustments	(431)	(494)
Goodwill and other intangible assets	(6,622)	(6,616)
Expected losses less impairments	(167)	(654)
Foreseeable ordinary and special dividends	(968)	(1,326)
Foreseeable charges	(365)	—
Other regulatory adjustments	(2)	(105)
	(9,939)	(10,543)

CET1 capital	29,054	30,639

Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,051	4,051
Qualifying instruments and related share premium subject to phase out	1,366	1,393
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,557	5,584

Tier 1 capital	34,611	36,223
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,867	6,386
Qualifying instruments issued by subsidiaries and held by third parties	1,345	1,565
Tier 2 capital	6,212	7,951

Total regulatory capital	40,823	44,174